Financial structure and financial costs - Analysis by currency and interest rate (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 55,422	$ 46,861	$ 39,449
Percentage of net noncurrent debt	100.00%	100.00%	100.00%
U.S. Dollar
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 48,609	$ 43,276	$ 38,120
Percentage of net noncurrent debt	88.00%	92.00%	97.00%
Euro
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 3,144	$ 2,639	$ 1,103
Percentage of net noncurrent debt	6.00%	6.00%	3.00%
Norwegian krone
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 72	$ 81	$ 27
Percentage of net noncurrent debt	0.00%	0.00%	0.00%
Other currencies
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 3,597	$ 865	$ 199
Percentage of net noncurrent debt	6.00%	2.00%	0.00%
Fixed rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 34,870	$ 26,985	$ 18,139
Percentage of net noncurrent debt	63.00%	58.00%	46.00%
Floating rate
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	$ 20,552	$ 19,876	$ 21,310
Percentage of net noncurrent debt	37.00%	42.00%	54.00%